Financial Instrument, Risk Management and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Financial Instruments Risk Management And Fair Value Measurements [Abstract]
Financial Instrument, Risk Management and Fair Value Measurements
Financial Instruments, Risk Management and Fair Value Measurements
Our financial instruments include cash and cash equivalents, trade receivables, other current assets, certain receivables classified as other long-term assets, accounts payable, and amounts included in investments and accruals meeting the definition of financial instruments. The carrying value of these financial instruments approximates their fair value. Our other financial instruments include the following:

Financial Instrument	Valuation Method

Foreign Exchange Forward Contracts	Estimated amounts that would be received or paid to terminate the contracts at the reporting date based on current market prices for applicable currencies.

Commodity Forward and Option Contracts	Estimated amounts that would be received or paid to terminate the contracts at the reporting date based on quoted market prices for applicable commodities.

Debt	Our estimates and information obtained from independent third parties using market data, such as bid/ask spreads for the last business day of the reporting period.

The estimated fair value of the financial instruments in the above table have been determined using standard pricing models which take into account the present value of expected future cash flows discounted to the balance sheet date. These standard pricing models utilize inputs derived from, or corroborated by, observable market data such as interest rate yield curves and currency and commodity spot and forward rates. In addition, we test a subset of our valuations against valuations received from the transaction's counterparty to validate the accuracy of our standard pricing models. Accordingly, the estimates presented may not be indicative of the amounts that we would realize in a market exchange at settlement date and do not represent potential gains or losses on these agreements. The estimated fair values of foreign exchange forward contracts and commodity forward and option contracts are included in the tables within this Note. The estimated fair value of debt is $1,057.0 million and $866.8 million and the carrying amount is $965.1 million and $825.6 million as of December 31, 2012 and December 31, 2011, respectively.
Use of Derivative Financial Instruments to Manage Risk
We mitigate certain financial exposures, including currency risk, interest rate risk, and commodity purchase exposures, through a program of risk management that includes the use of derivative financial instruments. We enter into foreign exchange contracts, including forward and purchased option contracts, to reduce the effects of fluctuating foreign currency exchange rates.
We formally document all relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes relating derivatives that are designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. We also formally assess at the inception of the hedge and on an ongoing basis, whether each derivative is highly effective in offsetting changes in fair values or cash flows of the hedged item. If we determine that a derivative is not highly effective as a hedge, or if a derivative ceases to be a highly effective hedge, we discontinue hedge accounting with respect to that derivative prospectively.
Foreign Currency Exchange Risk Management
We conduct business in many foreign countries, exposing earnings, cash flows, and our financial position to foreign currency risks. The majority of these risks arise as a result of foreign currency transactions. Our policy is to minimize exposure to adverse changes in currency exchange rates. This is accomplished through a controlled program of risk management that includes the use of foreign currency debt and forward foreign exchange contracts. We also use forward foreign exchange contracts to hedge firm and highly anticipated foreign currency cash flows, with an objective of balancing currency risk to provide adequate protection from significant fluctuations in the currency markets.
The primary currency movements for which we have exchange-rate exposure are the U.S. dollar versus the euro, the U.S. dollar versus the Chinese yuan and the U.S. dollar versus the Brazilian real.
Commodity Price Risk
We are exposed to risks in energy costs due to fluctuations in energy prices, particularly natural gas. We attempt to mitigate our exposure to increasing energy costs by hedging the cost of future deliveries of natural gas and entering into fixed-price contracts for the purchase of coal and fuel oil.
Our FMC Agricultural Solutions segment enters into contracts with certain customers in Brazil whereby we exchange our products for physical delivery of soybeans from the customer. In order to mitigate the price risk associated with these barter contracts, we have entered into offsetting derivatives to hedge our exposure.
Interest Rate Risk
We use various strategies to manage our interest rate exposure, including entering into interest rate swap agreements to achieve a targeted mix of fixed and variable-rate debt. In the agreements we exchange, at specified intervals, the difference between fixed and variable-interest amounts calculated on an agreed-upon notional principal amount. As of December 31, 2012 and December 31, 2011, we had no such swap agreements in place.
Concentration of Credit Risk
Our counterparties to derivative contracts are primarily major financial institutions. We limit the dollar amount of contracts entered into with any one financial institution and monitor counterparties’ credit ratings. We also enter into master netting agreements with each financial institution, where possible, which helps mitigate the credit risk associated with our financial instruments. While we may be exposed to credit losses due to the nonperformance of counterparties, we consider this risk remote.
Financial Guarantees and Letter-of-Credit Commitments
We enter into various financial instruments with off-balance-sheet risk as part of the normal course of business. These off-balance-sheet instruments include financial guarantees and contractual commitments to extend financial guarantees under letters of credit and other assistance to customers (Notes 1 and 18). Decisions to extend financial guarantees to customers, and the amount of collateral required under these guarantees, is based on our evaluation of creditworthiness on a case-by-case basis.

Accounting for Derivative Instruments and Hedging Activities
Cash Flow Hedges
We recognize all derivatives on the balance sheet at fair value. On the date the derivative instrument is entered into, we designate the derivative as a hedge of the variability of cash flows to be received or paid related to a forecasted transaction (cash flow hedge). We record in accumulated other comprehensive income or loss (“AOCI”) changes in the fair value of derivatives that are designated as and meet all the required criteria for, a cash flow hedge. We then reclassify these amounts into earnings as the underlying hedged item affects earnings. We record immediately in earnings changes in the fair value of derivatives that are not designated as cash flow hedges.
As of December 31, 2012, we had open foreign currency forward contracts in AOCI in a net gain position of $0.7 million designated as cash flow hedges of underlying forecasted sales and purchases. Current open contracts hedge forecasted transactions until December 31, 2013. At December 31, 2012, we had open forward contracts with various expiration dates to buy, sell or exchange foreign currencies with a U.S. dollar equivalent of approximately $435 million.
As of December 31, 2012, we had current open commodity contracts in AOCI in a net loss position of $1.0 million designated as cash flow hedges of underlying forecasted purchases, primarily natural gas. Current open commodity contracts hedge forecasted transactions until December 31, 2014. At December 31, 2012, we had 8.3 million mmBTUs (millions of British Thermal Units) in aggregate notional volume of outstanding natural gas commodity forward contracts to hedge forecasted purchases.
Of the $0.3 million of net losses after-tax, representing both open foreign currency exchange contracts and open commodity contracts, approximately $0.2 million of these losses would be realized in earnings during the twelve months ending December 31, 2013, if spot rates in the future are consistent with forward rates as of December 31, 2012. The actual effect on earnings will be dependent on actual spot rates when the forecasted transactions occur. We recognize derivative gains and losses in the “Costs of sales and services” line in the consolidated statements of income.

Derivatives Not Designated As Hedging Instruments
We hold certain forward contracts that have not been designated as cash flow hedging instruments for accounting purposes. Contracts used to hedge the exposure to foreign currency fluctuations associated with certain monetary assets and liabilities are not designated as cash flow hedging instruments, and changes in the fair value of these items are recorded in earnings. We hold call options that are effective as economic hedges of a portion of our natural gas exposure and the change in fair value of this instrument is also recorded in earnings. We periodically hold soybean barter contracts which qualify as derivatives and we have entered into offsetting commodity contracts to hedge our exposure. Both the change in fair value of the soybean barter contracts and the offsetting commodity contracts are recorded in earnings.
We had open forward contracts not designated as cash flow hedging instruments for accounting purposes with various expiration dates to buy, sell or exchange foreign currencies with a U.S. dollar equivalent of approximately $500 million at December 31, 2012. We held an immaterial amount of bushels, in aggregate notional volume of outstanding soybean contracts, to hedge outstanding barter contracts at December 31, 2012.

Fair Value of Derivative Instruments
The following table provides the gross fair value and net balance sheet presentation of our derivative instruments as of December 31, 2012 and 2011.

	December 31, 2012
	Gross Amount of Derivatives
(in Millions)	Designated as Cash Flow Hedges	Not Designated as Hedging Instruments	Total Gross Amounts	Gross Amounts Offset in the Consolidated Balance Sheet (3)	Net Amounts
Derivatives
Foreign exchange contracts	$5.7	$—	$5.7	$(4.2)	$1.5
Energy contracts	0.2	—	0.2	(0.2)	—
Other contracts	0.2	—	0.2	—	0.2
Total Derivative Assets (1)	$6.1	$—	$6.1	$(4.4)	$1.7

Foreign exchange contracts	$(4.7)	$(1.9)	$(6.6)	$4.2	$(2.4)
Energy contracts	(1.7)	—	(1.7)	0.2	(1.5)
Total Derivative Liabilities (2)	$(6.4)	$(1.9)	$(8.3)	$4.4	$(3.9)

Net Derivative Assets/(Liabilities)	$(0.3)	$(1.9)	$(2.2)	$—	$(2.2)

	December 31, 2011
	Gross Amount of Derivatives
(in Millions)	Designated as Cash Flow Hedges	Not Designated as Hedging Instruments	Gross Amounts	Gross Amounts Offset in the Consolidated Balance Sheet (3)	Net Amounts
Derivatives
Foreign exchange contracts	$13.0	$3.6	$16.6	$(4.7)	$11.9
Energy contracts	0.5	—	0.5	—	0.5
Other contracts	—	—	—	—	—
Total Derivative Assets (1)	$13.5	$3.6	$17.1	$(4.7)	$12.4

Foreign exchange contracts	$(14.9)	$(0.1)	$(15.0)	$4.7	$(10.3)
Energy contracts	(8.0)	—	(8.0)	—	(8.0)
Total Derivative Liabilities (2)	$(22.9)	$(0.1)	$(23.0)	$4.7	$(18.3)

Net Derivative Assets/(Liabilities)	$(9.4)	$3.5	$(5.9)	$—	$(5.9)
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(1)	Net balance is included in “Prepaid and other current assets” in the condensed consolidated balance sheets.

(2)	Net balance is included in “Accrued and other liabilities” in the condensed consolidated balance sheets.

(3)	Represents net derivatives positions subject to master netting arrangements.

The following tables provide the impact of derivative instruments and related hedged items on the consolidated statements of income for the years ended December 31, 2012 and 2011.

Derivatives in Cash Flow Hedging Relationships

	Contracts
(in Millions)	Foreign exchange	Energy	Other	Total
Accumulated other comprehensive income (loss), net of tax at December 31, 2009	$(0.7)	$0.6	$—	$(0.1)
2010 Activity
Unrealized hedging gains (losses) and other, net of tax	2.4	(8.3)	—	(5.9)
Reclassification of deferred hedging (gains) losses, net of tax
Effective Portion (1)	(1.2)	3.8	—	2.6
Ineffective Portion (1)	(0.1)	—	—	(0.1)
	1.1	(4.5)	—	(3.4)

Accumulated other comprehensive income (loss), net of tax at December 31, 2010	$0.4	$(3.9)	$—	$(3.5)
2011 Activity
Unrealized hedging gains (losses) and other, net of tax	(3.1)	(5.9)	(1.3)	(10.3)
Reclassification of deferred hedging (gains) losses, net of tax
Effective Portion (1)	1.3	5.0	—	6.3
Ineffective Portion (1)	0.3	—	—	0.3
	(1.5)	(0.9)	(1.3)	(3.7)

Accumulated other comprehensive income (loss), net of tax at December 31, 2011	$(1.1)	$(4.8)	$(1.3)	$(7.2)
2012 Activity
Unrealized hedging gains (losses) and other, net of tax	2.1	(2.3)	—	(0.2)
Reclassification of deferred hedging (gains) losses, net of tax
Effective Portion (1)	(0.2)	6.1	0.1	6.0
Ineffective Portion (1)	(0.1)	—	—	(0.1)
	1.8	3.8	0.1	5.7

Accumulated other comprehensive income (loss), net of tax at December 31, 2012	$0.7	$(1.0)	$(1.2)	$(1.5)
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(1)	Amounts are included in “Cost of sales and services” and "Interest expense" on the consolidated statements of income.

Derivatives Not Designated as Hedging Instruments

	Location of Gain or (Loss) Recognized in Income on Derivatives	Amount of Pre-tax Gain or (Loss) Recognized in Income on Derivatives
		Year Ended December 31,
(in Millions)		2012	2011	2010
Foreign Exchange contracts	Cost of Sales and Services	$6.7	$3.3	$(3.0)
Commodity contracts:
Energy contracts	Cost of Sales and Services	—	(0.2)	(0.8)
Total		$6.7	$3.1	$(3.8)

Fair-Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Market participants are defined as buyers or sellers in the principle or most advantageous market for the asset or liability that are independent of the reporting entity, knowledgeable and able and willing to transact for the asset or liability.

Fair-Value Hierarchy
We have categorized our assets and liabilities that are recorded at fair value, based on the priority of the inputs to the valuation technique, into a three-level fair-value hierarchy. The fair-value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure the assets and liabilities fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair-value measurement of the instrument.
The following tables present our fair-value hierarchy for those assets and liabilities measured at fair-value on a recurring basis in our consolidated balance sheets as of December 31, 2012 and December 31, 2011.

(in Millions)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives – Commodities: (2)
Other contracts	0.2	—	0.2	—
Derivatives – Foreign Exchange (2)	1.5	—	1.5	—
Other (3)	33.0	33.0	—	—
Total Assets	$34.7	$33.0	$1.7	$—

Liabilities
Derivatives – Commodities: (4)
Energy contracts	$1.5	$—	$1.5	$—
Derivatives – Foreign Exchange (4)	2.4	—	2.4	—
Acquisition (5)	1.0	—	—	1.0
Other (6)	39.8	39.8	—	—
Total Liabilities	$44.7	$39.8	$3.9	$1.0

(in Millions)	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale securities:
Common Stock (1)	$0.1	$0.1	$—	$—
Derivatives – Commodities: (2)
Energy contracts	0.5	—	0.5	—
Derivatives – Foreign Exchange (2)	11.9	—	11.9	—
Other (3)	20.9	20.9	—	—
Total Assets	$33.4	$21.0	$12.4	$—

Liabilities
Derivatives – Commodities: (4)
Energy contracts	$8.0	$—	$8.0	$—
Derivatives – Foreign Exchange (4)	10.3	—	10.3	—
Acquisition (5)	3.5	—	—	3.5
Other (6)	31.8	31.8	—	—
Total Liabilities	$53.6	$31.8	$18.3	$3.5
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(1)	Amounts included in “Investments” in the consolidated balance sheets.

(2)	Amounts included in “Prepaid and other current assets” in the consolidated balance sheets.

(3)
Consists of a deferred compensation arrangement, through which we hold various investment securities, recognized on our balance sheet. Both the asset and liability are recorded at fair value. Asset amounts included in “Other assets” in the consolidated balance sheets.

(4)	Amounts included in “Accrued and other liabilities” in the consolidated balance sheets.

(5)	Represents contingent consideration associated with the acquisitions during 2011. See Note 3 for more information. The changes in this Level 3 liability were not material for the period presented.

(6)
Consists of a deferred compensation arrangement recognized on our balance sheet. Both the asset and liability are recorded at fair value. Liability amounts included in “Other long-term liabilities” in the consolidated balance sheets.

The following tables present our fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis in our consolidated balance sheets during the year ended December 31, 2012 and 2011. See Note 3 for the assets and liabilities measured on a non-recurring basis at fair value associated with our acquisitions.

(in Millions)	Year ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) (Year Ended December 31, 2012)
Assets
Long-lived assets to be abandoned (1)	$3.1	$—	$—	$3.1	$(15.9)
Total Assets	$3.1	$—	$—	$3.1	$(15.9)

Liabilities
Liabilities associated with exit activities (2)	$5.6	$—	$5.6	$—	$(5.6)
Total Liabilities	$5.6	$—	$5.6	$—	$(5.6)
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(1)
We recorded charges to write down the value of certain long-lived assets to be abandoned within our FMC Agricultural Solutions and FMC Minerals segments to zero and in our FMC Peroxygens segments to their salvage value of $3.1 million, respectively. These long-lived assets have no future use and are anticipated to be demolished. The loss noted in the above table represents the accelerated depreciation of these assets recorded during the period.

(2)	This amount represents severance liabilities associated with the Zeolites shutdown as further described in Note 7.

(in Millions)	Year ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) (Year Ended December 31, 2011)
Assets
Long-lived assets to be abandoned (1)	$2.3	$—	$—	$2.3	$(16.4)
Total Assets	$2.3	$—	$—	$2.3	$(16.4)

Liabilities
Liabilities associated with exit activities (2)	5.5	—	5.5	—	(5.5)
Total Liabilities	$5.5	$—	$5.5	$—	$(5.5)
____________________

(1)
In connection with the Sodium Percarbonate phase-out, we recorded charges to write down the value of the related long-lived assets to be abandoned to their salvage value of $0.7 million. The majority of the long-lived assets have a fair value of zero as they have no future use and are anticipated to be demolished. We also recognized a $1.6 million charge to write-down certain other assets to fair value in our FMC Peroxygens segment during the year ended December 31, 2011. The loss noted in the above table represents the accelerated depreciation and write-down of these assets recorded during the period.

(2)	This amount represents severance liabilities associated with the Sodium Percarbonate phase-out as further described in Note 7.